Hedging Financial Instruments - Summary of Information Related to Hedges of Interest Rate Risk (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ (41.4)	$ (1.5)	$ 24.1	$ (109.6)
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness				13.1
US treasury bonds interest rate futures contracts [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount					$ 53.9	$ 88.7
Maturity	March 2022	March 2022	March 2021
US treasury bonds interest rate futures contracts [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 148.8		$ (353.6)	(164.7)
FVTOCI [member]
Disclosure of detailed information about financial instruments [line items]
Asset Carrying Amount	4,079.3		6,198.7
Asset Accumulated Amount of Fair Value Hedge Adjustments	9.6		1.1
FVTOCI [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ (148.8)		$ 353.6	$ 177.8